UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ   07302

(Address of principal executive offices)  (zip code)

Christina T. Simmons, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2004

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2004

Investments	Shares	Value (000)
COMMON STOCKS 95.21%

Auto Components 2.01%
Dana Corp.^(b)	9,098,000	$160,944

Chemicals 9.84%
Crompton Corp.^(b)	7,680,600	72,889
Eastman Chemical Co.^(b)	4,478,400	212,948
IMC Global, Inc.*(b)	9,613,600	167,181
Monsanto Co.^	5,245,700	191,048
Potash Corp. of Saskatchewan, Inc.*(a)	2,217,680	142,309
Total		786,375

Commercial Services & Supplies 2.06%
R.R. Donnelley & Sons Co.^	5,254,594	164,574

Communications Equipment 1.03%
Avaya, Inc.*^	5,878,300	81,944

Containers & Packaging 4.20%
Ball Corp.^	4,285,800	160,417
Pactiv Corp.*^(b)	7,534,600	175,179
Total		335,596

Diversified Telecommunication Services 0.86%
Centurytel, Inc.^	2,015,500	69,011

Electric Utilities 4.69%
Ameren Corp.^	3,524,800	162,670
CMS Energy Corp.*	8,769,000	83,481
Northeast Utilities^	4,644,300	90,053
Puget Energy, Inc.^	1,714,400	38,917
Total		375,121

Energy Equipment & Services 6.02%
GlobalSantaFe Corp.	4,382,100	134,312
Halliburton Co.^	5,961,600	200,846
Pride Int’l., Inc.*^(b)	7,371,900	145,890
Total		481,048

Food & Staples Retailing 1.51%
Albertson’s, Inc.^	1,802,600	43,136
Safeway, Inc.*^	2,574,100	49,706
SUPERVALU Inc.^	1,010,300	$27,834
Total		120,676

Food Products 2.80%
Archer-Daniels-Midland Co.^	8,589,275	145,846
Dean Foods Co.*^	2,608,100	78,295
Total		224,141

Gas Utilities 2.10%
NiSource, Inc.^	6,050,300	127,117
Southwest Gas Corp.^	1,716,300	41,105
Total		168,222

Healthcare Equipment & Supplies 1.90%
Bausch & Lomb, Inc.^	2,284,300	151,792

Healthcare Providers & Services 3.87%
Aetna, Inc.^	1,848,000	184,671
Caremark Rx, Inc.*^	3,884,900	124,589
Total		309,260

Hotels, Restaurants & Leisure 0.54%
Yum! Brands, Inc.^	1,059,100	43,063

Household Durables 5.20%
American Greetings Corp.*^	2,582,800	64,880
Leggett & Platt, Inc.^	4,351,000	122,263
Newell Rubbermaid, Inc.^	4,125,900	82,683
Snap-on, Inc.^(b)	4,304,400	118,629
Tupperware Corp.^	1,594,900	27,082
Total		415,537

Industrial Conglomerates 1.80%
Hubbell, Inc.^(b)	3,211,200	143,958

Insurance 11.09%
Conseco, Inc.*^	4,453,900	78,656
Everest Re Group Ltd.(a)	1,831,600	136,143
Lincoln National Corp.^	981,300	46,121
MBIA, Inc.^	545,500	31,754
PartnerRe Ltd.(a)	2,452,300	134,116
PMI Group, Inc.^	2,852,000	115,734
Safeco Corp.	4,307,456	196,635

See Notes to Schedule of Investments.

Investments	Shares	Value (000)
Transatlantic Holdings, Inc.^	106,125	$5,768
XL Capital Ltd. Class A(a)	1,910,100	141,328
Total		886,255

IT Services 1.22%
Computer Sciences Corp.*^	2,072,200	97,601

Leisure Equipment & Products 2.05%
Foot Locker, Inc.^	6,921,200	164,032

Machinery 3.82%
CNH Global N.V.(a)	2,361,158	46,231
Cummins, Inc.^	1,623,600	119,968
Timken Co. (The)^(b)	5,654,800	139,221
Total		305,420

Media 1.72%
Interpublic Group of Cos., Inc.*	7,312,000	77,434
R.H. Donnelley Corp.*^	1,216,200	60,032
Total		137,466

Multi-Line Retail 2.43%
Federated Department Stores, Inc.	1,040,300	47,261
J.C. Penney Co., Inc.^	1,898,700	66,986
May Department Stores Co.^	3,135,600	80,365
Total		194,612

Oil & Gas 2.10%
EOG Resources, Inc.^	2,550,300	167,937

Paper & Forest Products 4.80%
Boise Cascade Corp.^	1,406,200	46,798
Georgia-Pacific Corp.^	5,025,270	180,659
MeadWestvaco Corp.^	4,887,400	155,908
Total		383,365

Pharmaceuticals 2.49%
King Pharmaceuticals, Inc.*^	9,275,150	110,745
Mylan Laboratories, Inc.	4,889,625	88,013
Total		198,758

Real Estate Investment Trusts 3.07%
Health Care Property Investors, Inc.^	1,268,000	32,968
Healthcare Realty Trust, Inc.^	2,133,706	$83,300
Host Marriott Corp.*^	9,198,500	129,055
Total		245,323

Road & Rail 0.16%
USF Corp.^	363,671	13,052

Software 3.41%
Cadence Design Systems, Inc.*^	6,594,200	85,988
McAfee, Inc.*^	5,240,100	105,326
Sybase, Inc.*^(b)	5,868,535	80,927
Total		272,241

Specialty Retail 1.35%
Limited Brands, Inc.^	2,804,700	62,517
Payless ShoeSource, Inc.*^(b)	4,478,900	45,371
Total		107,888

Textiles & Apparel 0.82%
Tommy Hilfiger Corp.*(a)(b)	6,620,800	65,347

Trading Companies & Distributors 4.25%
Genuine Parts Co.^	4,875,900	187,137
W.W. Grainger, Inc.^	2,641,100	152,259
Total		339,396

Total Common Stocks (cost $6,217,610,857)		7,609,955

See Notes to Schedule of Investments.

Investments	Shares	Value (000)
SHORT-TERM INVESTMENTS 14.12%

Collateral for Securities on Loan 9.72%
State Street Navigator Securities Lending Prime Portfolio, 1.64%(c)	777,140,012	$777,140

	Principal Amount (000)

Repurchase Agreement 4.40%
Repurchase Agreement dated 9/30/2004, 1.45% due 10/1/2004 with State Street Bank & Trust Co. collateralized by $37,120,000 of Federal Home Loan Bank at 1.50% due 7/15/2005 and $321,790,000 of Federal Home Loan Mortgage Corp. at 4.00% due 9/22/2009; value: $358,360,184; proceeds: $351,312,964	$351,299	351,299

Total Short-Term Investments (cost $1,128,438,827)		1,128,439

Total Investments in Securities 109.33% (cost $7,346,049,684)		8,738,394

Liabilities in Excess of Cash and Other Assets (9.33%)		(745,862)
Net Assets 100.00%		$7,992,532

*                 Non-income producing security.

^                  Security (or a portion of security) on loan. As of September 30, 2004, the value of securities loaned for the Fund is $782,704,233. These loans are collateralized by cash of $777,140,012, which is invested in a restricted money market account, and securities of $19,957,600, for a total of $797,097,612.

(a)          Foreign security traded in U.S. dollars.

(b)         Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). See Note 4.

(c)          Rate shown reflects 7 day yield as of September 30, 2004.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company.  The Fund was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Securities Lending–The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund.  The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

(d)         Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.    FEDERAL TAX INFORMATION

As of  September 30, 2004, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$7,346,049,684
Gross unrealized gain	1,585,697,330
Gross unrealized loss	(193,353,533)
Net unrealized security gain	$1,392,343,797

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.     TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the voting securities of the underlying issuer.  The Fund had the following transactions with affiliated issuers during the period ended September 30, 2004:

Affiliated Issuer	Balance of Shares Held at 12/31/2003	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2004	Value at 9/30/2004
Bausch & Lomb, Inc.(a)	2,936,300	48,900	(700,900)	2,284,300	$151,791,735
Big Lots, Inc.(a)	6,174,200	24,600	(6,198,800)	—	—
CMS Energy Corp.(a)	8,260,900	508,100	—	8,769,000	83,480,880
Crompton Corp.	7,496,400	184,200	—	7,680,600	72,888,894
Dana Corp.	7,815,600	1,337,000	(54,600)	9,098,000	160,943,620
Eastman Chemical Co.	4,538,400	269,800	(329,800)	4,478,400	212,947,920
Hubbell, Inc.	3,058,300	152,900	—	3,211,200	143,958,096
IMC Global, Inc.	9,300,900	713,900	(401,200)	9,613,600	167,180,504
Pactiv Corp.	6,309,400	1,225,200	—	7,534,600	175,179,450
Payless ShoeSource, Inc.	4,429,700	49,200	—	4,478,900	45,371,257
Pride Int’l., Inc.	5,995,800	1,376,100	—	7,371,900	145,889,901
Snap-on, Inc.	4,169,600	134,800	—	4,304,400	118,629,264
Sybase, Inc.	5,100,535	768,000	—	5,868,535	80,927,098
Timken Co. (The)	5,511,000	375,000	(231,200)	5,654,800	139,221,176
Tommy Hilfiger Corp.	6,062,100	558,700	—	6,620,800	65,347,296
Total					$1,763,757,091

(a) No longer an affiliated issuer as of September 30, 2004.

5.     INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks.  The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests.  The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold.  The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.  In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.  These factors can affect Fund performance.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of November 18, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     LORD ABBETT MID-CAP VALUE FUND, INC.

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer, Chairman and President

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: November 18, 2004

_____________________________

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer, Chairman and President

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: November 18, 2004